Touchstone US Quality Bond Fund Performance Management - Touchstone US Quality Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Performance
Performance Narrative [Text Block]	Effective July 20, 2018, the Total Return Bond Fund changed its name to Touchstone Impact Bond Fund. Effective March 1, 2025 the Fund changed its name from Touchstone Impact Bond Fund to Touchstone US Quality Bond Fund.The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg U.S. Aggregate Bond Index. The bar chart does not reflect any sales charges, which would reduce your return.The performance table reflects any applicable sales charges.Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg U.S. Aggregate Bond Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart [Heading]	Touchstone US Quality Bond Fund — Class Y Shares Total Return as of December 31
Bar Chart Closing [Text Block]	Best Quarter:4th Quarter 20236.72Worst Quarter:1st Quarter 2022(6.05)
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2025
Performance Table Narrative	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account.The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares’ after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.The inception date of Class R6 shares of the Fund was November 22, 2021. Class R6 shares’ performance information was calculated using the historical performance of Class Y shares for the periods prior to November 22, 2021. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class R6 shares.
Performance Table Does Reflect Sales Loads	The performance table reflects any applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares’ after-tax returns.
Performance Availability Website Address [Text]	TouchstoneInvestments.com
Performance Availability Phone [Text]	1.800.543.0407
Class Y
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.05%)
Lowest Quarterly Return, Date	Mar. 31, 2022